SUPPLEMENTARY BALANCE SHEET INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule Of Accounts Receivable [Table Text Block]
1)	Trade:
	December 31,
	2014	2013
	U.S. dollars in
	thousands

Open accounts	$2,595	$1,241
Less - allowance for doubtful accounts *	-	-
	$2,595	$1,241

*         The changes in allowance for doubtful accounts are composed as follows:

	Years ended December 31,
	2014	2013	2012
	U.S. dollars in thousands

Balance at beginning of year	$-	$327	$308
Increase (decrease) during the year		-	66
Bad debt written off	-	(327)	(47)
Balance at end of year	$-	$-	$327

Schedule Of Non Trade Receivables [Table Text Block]
2)	Other:
	December 31,
	2014	2013
	U.S. dollars in
	thousands

Government of Israel	$-	$19
Employees	11	28
Sundry	223	118
	$234	$165

Schedule Of Other Accounts Payable and Accrued Liabilities [Table Text Block]
c.	Accounts payable and accruals - other:
	December 31,
	2014	2013
	U.S. dollars in
	thousands

Payroll and related expenses	$1,268	$515
Government institutions	659	377
Accrued vacation pay	92	104
Accrued expenses and sundry	287	157
	$2,306	$1,153